Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Other Liabilities [Line Items]
Pension benefit obligation		$ 40,584		$ 25,231
Asset retirement obligations	$ 15,000	7,515	$ 9,000	12,708
Other liabilities	585,000	60,522		50,425
VERSO PAPER HOLDINGS LLC
Other Liabilities [Line Items]
Pension benefit obligation		40,584		25,231
Non-controlling interests		7,923		7,923
Asset retirement obligations		7,515		12,708
Deferred compensation		3,670		3,495
Other		830		1,068
Other liabilities	$ 585,000	$ 60,522		$ 50,425